15. Investments in Subsidiaries, Unconsolidated Entities and Associates (Details 1) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of associates [line items]
Country of incorporation	Australia
Associate
Disclosure of associates [line items]
Associate name	FGV Green Energy Sdn Bhd	FGV Green Energy Sdn Bhd
Country of incorporation	Malaysia	Malaysia
Percentage owned	20.00%	20.00%
Measurement method	Equity method	Equity method
Carrying amount	$ 0	$ 0